INVESTMENTS	12 Months Ended
Dec. 31, 2020
INVESTMENTS.
INVESTMENTS

7.INVESTMENTS

The investments as of December 31, 2019 and 2020 were as follows:

	As of December 31,
	2019	2020
Equity securities with readily determinable fair values:
Accor	2,770	3,849
Other marketable securities	138	54
Equity securities without readily determinable fair values:
Cjia/Cjia Group	232	183
OYO	66	66
Other equity securities without readily determinable fair values	100	72
Equity-method investments:
AAPC LUB	469	490
Hotel related funds	507	476
China Hospitality JV	115	103
Zleep	—	88
Other investments	220	225
Available-for-sale debt securities:
Cjia/Cjia Group	220	220
Total	4,837	5,826

Equity securities with readily determinable fair values:

In 2017, 2018, 2019 and 2020, the Group purchased 2,309,981 and 10,782,131 and 282,787 and 8,737,987 ordinary shares of Accor, respectively,a hotel group listed in Paris stock exchange, from open market. In 2019 and 2020, the Group sold out 4,904,222 and 1,003,654 of these shares with gains of RMB52 and losses of RMB21 realized, respectively. As of December 31, 2020, the Group accumulatively hold 16,205,010 shares of Accor, which accounts for less than 7% of Accor total outstanding shares where the Group does not have the ability to significantly influence the operations of this entity. In 2019 and 2020, the Group recognized unrealized gains from fair value changes of Accor of RMB351 and unrealized losses from fair value changes of Accor of RMB253, respectively.

At December 31, 2019 and 2020, the Group had RMB138 and RMB54, respectively, of other marketable securities, which represent investments in entities in hospitality or related industries where the Group does not have the ability to significantly influence the operations of these entities. In 2018, 2019 and 2020, the Group recognized unrealized losses from fair value changes of other marketable securities of RMB120, RMB35 and RMB12, respectively.

Equity securities without readily determinable fair values:

In 2016, the Group sold its subsidiary, Chengjia Hotel Management Co., Ltd. to Chengjia (Shanghai) Apartment Management Co., Limited (“Cjia”), the Group’s equity investee. As of December 31, 2016, the Group had approximately 23% equity interest of Cjia and a sixty-month convertible note with original value of RMB52. In 2017, the Group invested in Cjia for convertible notes totaled RMB200. With the injection from an unrelated investor to Cjia, the Group recognized gain on deemed disposal of RMB40 in other income in 2017. In 2018, Cjia completed its restructuring, and accordingly the Group’s equity interest of 17% in Cjia was transformed to be the Group’s equity interest of 17% in China Cjia Group Limited (“Cjia Group”). In addition, the Group made further investment in preferred shares of Cjia Group of US$45 million in 2018. Meanwhile, the convertible notes of Cjia could be replaced by convertible notes of Cjia Group in the next four years. In 2019, Cjia Group repurchased from the Group part of its ordinary shares and preferred shares and issued new shares to an unrelated investor. As a result, the Group recognized a gain of RMB9 in other income in 2019. As of December 31, 2020, the Group had approximately 15% ordinary shares of Cjia Group. The Group accounted for the ordinary shares in Cjia Group under equity-method as the Group has the ability to exert significant influence. The convertible notes are recorded as available-for-sale debt securities. The preferred shares are accounted for as equity securities without readily determined fair value as they are not in substance ordinary shares. The Group recognized investment loss of RMB38, RMB45 and RMB49 in income (loss) from equity method investments in 2018, 2019 and 2020, respectively. Loss from equity method investments reduced the cost of equity-method investment to zero and further adjusted the carrying amount of preferred shares and convertible notes.

In September 2017, the Group purchased approximately 1% equity interest of Oravel Stays Private limited ("OYO"), an India leading hospitality company. The Group accounted the investment as equity securities without readily determinable fair values since the Group does not have the ability to exert significant influence over OYO.

Other equity securities without readily determinable fair values included several insignificant investments in certain privately-held companies. As a result of the COVID-19 pandemic, the Group recognized an impairment of RMB45 for these equity securities for the year ended December 31, 2020.

Equity-method investments:

In January 2016, the Group acquired approximately 28% equity interest in AAPC LUB. The Group accounted for the investment in AAPC LUB under equity-method as the Group has the ability to exert significant influence. The Group recognized investment income of RMB43, RMB47 and RMB21 in income (loss) from equity method investments in 2018, 2019 and 2020, respectively. In 2018, 2019 and 2020, the Group received cash dividend from AAPC LUB of RMB60, RMB39 and nil which was recognized as return on investment.

As of December 31, 2019 and 2020, the Group had RMB507 and RMB476, respectively, of investments in hotel related funds. Those funds were VIEs and were managed by or power shared with un-related third-parties. However, the Group determined that they were not the primary beneficiary of those VIEs since the Group did not have the power to direct the activities of these VIEs that most significantly impacted their economic performance. The Group accounted for the investment under equity-method as the Group has the ability to exert significant influence. The Group recognized investment loss of RMB28, investment income of RMB11, and investment loss of RMB16 in income (loss) from equity method investments in 2018, 2019 and 2020, respectively. The maximum potential financial statement loss the Group could incur if the investment funds were to default on all of their obligations is the loss of value of the interests in such investments of RMB476 that the Group holds as of December 31, 2020.

In 2018, the Group partnered with an unrelated third party investor to form China Hospitality JV, Ltd. (“China Hospitality JV”), of which the Group holds 20% equity interest. The business of China Hospitality JV was to acquire and operate two hotel properties, one of which has been converted into office buildings in 2020. The Group accounted for the investment in China Hospitality JV under equity-method as the Group has the ability to exert significant influence. The Group recognized investment loss of RMB11, RMB2, and RMB12 in income (loss) from equity method investments in 2018, 2019 and 2020, respectively.

In February 2019, Deutsche Hospitality acquired 51% of the shares in Zleep Hotels A/S ("Zleep"), a hotel brand in Scandinavia. The Group's interest in Zleep is accounted for using the equity method in the consolidated financial statements because the Group has joint control only in the business and finance decisions due to voting right restrictions. The Group recognized investment loss of RMB23 in income (loss) from equity method investments in 2020.

Other investments included several insignificant equity investments in certain privately-held companies. As a result of the COVID-19 pandemic, the Group recognized an impairment of RMB47 for these equity investments for the year ended December 31, 2020.